S000008975 [Member] Investment Objectives and Goals - Western Asset Short Duration High Income Fund	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET SHORT DURATION HIGH INCOME FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks high current income.